Other operating income and other operating expenses (Tables)	12 Months Ended
Dec. 31, 2017
Other operating income and other operating expenses
Schedule of other operating income and other operating expenses

	2015	2016	2017

Other operating income:
Other operating income	472	486	669
	472	486	669
Other operating expenses:
IPAB fund contribution	(2,238)	(2,631)	(2,894)
Other operating expenses	(772)	(730)	(720)
	(3,010)	(3,361)	(3,614)